UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-130192-05


                 J.P. Morgan Mortgage Acquisition Trust 2006-CW1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       30-0367837, 35-2272774, 37-1524729
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-CW1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
      A-1A        [   ]           [   ]           [ x ]
      A-1B        [   ]           [   ]           [ x ]
      A-2         [   ]           [   ]           [ x ]
      A-3         [   ]           [   ]           [ x ]
      A-4         [   ]           [   ]           [ x ]
      A-5         [   ]           [   ]           [ x ]
      M-1         [   ]           [   ]           [ x ]
      M-2         [   ]           [   ]           [ x ]
      M-3         [   ]           [   ]           [ x ]
      M-4         [   ]           [   ]           [ x ]
      M-5         [   ]           [   ]           [ x ]
      M-6         [   ]           [   ]           [ x ]
      M-7         [   ]           [   ]           [ x ]
      M-8         [   ]           [   ]           [ x ]
      M-9         [   ]           [   ]           [ x ]
      M-10        [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1, Asset-Backed Pass-Through Certificates, Series 2006-CW1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    November 7, 2006

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1 relating to the October 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 October 25, 2006


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          8
Delinquency Trend Group                                            9
Bankruptcies                                                      10
Foreclosures                                                      11
REO Properties                                                    12
REO Property Scheduled Balance                                    13
Principal Payoffs by Group occurred in this Distribution          13
Realized Loss Group Report                                        14

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       213,081,000.00    190,579,120.50   11,939,385.28     870,311.32      12,809,696.60       0.00     0.00    178,639,735.22
A1B        53,319,000.00     47,688,382.01    2,987,577.89     219,763.96       3,207,341.85       0.00     0.00     44,700,804.12
A2        237,874,000.00    187,202,868.69   24,627,921.91     837,732.84      25,465,654.75       0.00     0.00    162,574,946.78
A3         38,072,000.00     38,072,000.00            0.00     172,275.80         172,275.80       0.00     0.00     38,072,000.00
A4        103,118,000.00    103,118,000.00            0.00     470,905.53         470,905.53       0.00     0.00    103,118,000.00
A5         51,937,000.00     51,937,000.00            0.00     241,074.24         241,074.24       0.00     0.00     51,937,000.00
M1         32,551,000.00     32,551,000.00            0.00     151,904.67         151,904.67       0.00     0.00     32,551,000.00
M2         30,322,000.00     30,322,000.00            0.00     142,008.03         142,008.03       0.00     0.00     30,322,000.00
M3         17,836,000.00     17,836,000.00            0.00      83,680.57          83,680.57       0.00     0.00     17,836,000.00
M4         15,161,000.00     15,161,000.00            0.00      71,635.73          71,635.73       0.00     0.00     15,161,000.00
M5         14,715,000.00     14,715,000.00            0.00      69,896.25          69,896.25       0.00     0.00     14,715,000.00
M6         13,377,000.00     13,377,000.00            0.00      64,544.03          64,544.03       0.00     0.00     13,377,000.00
M7         13,377,000.00     13,377,000.00            0.00      69,003.03          69,003.03       0.00     0.00     13,377,000.00
M8         11,594,000.00     11,594,000.00            0.00      61,641.43          61,641.43       0.00     0.00     11,594,000.00
M9          8,918,000.00      8,918,000.00            0.00      53,359.37          53,359.37       0.00     0.00      8,918,000.00
M10         8,918,000.00      8,918,000.00            0.00      54,474.12          54,474.12       0.00     0.00      8,918,000.00
P                 100.00            100.00            0.00     254,958.51         254,958.51       0.00     0.00            100.00
R                   0.00              0.00            0.00           0.00               0.00       0.00     0.00              0.00
TOTALS    864,170,100.00    785,366,471.20   39,554,885.08   3,889,169.43      43,444,054.51       0.00     0.00    745,811,586.12
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C         891,817,320.00    813,012,807.96            0.00   1,462,982.54       1,462,982.54       0.00     0.00    773,457,922.88
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CURRENT
                       BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL          PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       46628MAA4      894.39753192     56.03214402          4.08441541         60.11655943       838.36538790    5.480000%
A1B       46628MAB2      894.39753202     56.03214408          4.12168195         60.15382603       838.36538795    5.530000%
A2        46628MAC0      786.98331339    103.53347533          3.52175034        107.05522567       683.44983807    5.370000%
A3        46628MAD8    1,000.00000000      0.00000000          4.52500000          4.52500000     1,000.00000000    5.430000%
A4        46628MAE6    1,000.00000000      0.00000000          4.56666663          4.56666663     1,000.00000000    5.480000%
A5        46628MAF3    1,000.00000000      0.00000000          4.64166664          4.64166664     1,000.00000000    5.570000%
M1        46628MAG1    1,000.00000000      0.00000000          4.66666677          4.66666677     1,000.00000000    5.600000%
M2        46628MAH9    1,000.00000000      0.00000000          4.68333322          4.68333322     1,000.00000000    5.620000%
M3        46628MAJ5    1,000.00000000      0.00000000          4.69166685          4.69166685     1,000.00000000    5.630000%
M4        46628MAK2    1,000.00000000      0.00000000          4.72500033          4.72500033     1,000.00000000    5.670000%
M5        46628MAL0    1,000.00000000      0.00000000          4.75000000          4.75000000     1,000.00000000    5.700000%
M6        46628MAM8    1,000.00000000      0.00000000          4.82500037          4.82500037     1,000.00000000    5.790000%
M7        46628MAN6    1,000.00000000      0.00000000          5.15833371          5.15833371     1,000.00000000    6.190000%
M8        46628MAP1    1,000.00000000      0.00000000          5.31666638          5.31666638     1,000.00000000    6.380000%
M9        46628MAQ9    1,000.00000000      0.00000000          5.98333371          5.98333371     1,000.00000000    7.180000%
M10       46628MAR7    1,000.00000000      0.00000000          6.10833371          6.10833371     1,000.00000000    7.330000%
P         46628MAT3    1,000.00000000      0.00000000  2,549,585.10000000  2,549,585.10000000     1,000.00000000    0.000000%
TOTALS                   908.81004932     45.77210561          4.50046748         50.27257309       863.03794371
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                  ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL          NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46628MAS5      911.63603770      0.00000000          1.64045092          1.64045092       867.28291269    0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 October 25, 2006

Dates:
Record Date                                                                                          10/24/06
Determination Date                                                                                   10/16/06
Distribution Date                                                                                    10/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                               406,018.50
Group 1                                                                                            213,204.21
Group 2                                                                                            192,814.29

Principal Prepayments (Total)                                                                   39,036,644.12
Group 1                                                                                         14,626,954.28
Group 2                                                                                         24,409,689.84

Curtailments (Total)                                                                               112,315.43
Group 1                                                                                             86,968.26
Group 2                                                                                             25,347.17

Curtailment Interest Adjustments (Total)                                                               -43.13
Group 1                                                                                                -23.74
Group 2                                                                                                -19.39

Repurchase Principal (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Substitution Amounts (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Net Liquidation Proceeds (Total)                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00
Other Principal Adjustments (Total)                                                                    -49.84
Group 1                                                                                               -139.84
Group 2                                                                                                 90.00

Interest Funds:
Gross Interest                                                                                   5,457,399.00
Group 1                                                                                          2,102,275.37
Group 2                                                                                          3,355,123.63

Servicing Fees                                                                                     338,755.33
Group 1                                                                                            130,221.47
Group 2                                                                                            208,533.86

Trustee Fees                                                                                         2,710.08
Group 1                                                                                              1,041.78
Group 2                                                                                              1,668.30

Custodian Fee                                                                                        1,355.02
Group 1                                                                                                520.89
Group 2                                                                                                834.14

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                          55
Group 1                                                                                                    20
Group 2                                                                                                    35

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected               8,886,160.74
Group 1                                                                                          3,338,829.26
Group 2                                                                                          5,547,331.48

Amount of Prepayment Penalties Collected                                                           254,958.51
Group 1                                                                                             88,531.71
Group 2                                                                                            166,426.80
Available Remitance Amount                                                                      44,669,463.65

Principal Remittance Amount (Total)                                                             39,554,885.08
Group 1                                                                                         14,926,963.17
Group 2                                                                                         24,627,921.91

Interest Remittance Amount (Total)                                                               5,114,578.57
Group 1                                                                                          1,970,491.23
Group 2                                                                                          3,144,087.33

Pool Detail:
Beginning Number of Loans Outstanding                                                                   4,725
Group 1                                                                                                 2,015
Group 2                                                                                                 2,710

Ending Number of Loans Outstanding                                                                      4,494
Group 1                                                                                                 1,927
Group 2                                                                                                 2,567

Beginning Aggregate Loan Balance                                                               813,012,808.14
Group 1                                                                                        312,531,471.12
Group 2                                                                                        500,481,337.02

Ending Aggregate Loan Balance                                                                  773,457,923.06
Group 1                                                                                        297,604,507.95
Group 2                                                                                        475,853,415.11

Current Advances                                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Aggregate Advances                                                                                       0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Weighted Average Remaning Term To Maturity                                                                346
Group 1                                                                                                   348
Group 2                                                                                                   345

Weighted Average Net Mortgage Rate                                                                   7.52341%
Group 1                                                                                              7.54073%
Group 2                                                                                              7.51260%

Interest Accrual Period
Start Date                                                                                 September 25, 2006
End Date                                                                                     October 25, 2006
Number of Days in Accrual Period                                                                           30

     Delinquent Mortgage Loans
              Group 1
             Category             Number    Principal Balance        Percentage
              1 Month               74          11,696,901.10             3.93%
              2 Month               19           2,892,579.29             0.97%
              3 Month               4              759,479.18             0.26%
               Total                97          15,348,959.57             5.16%
     Delinquent Mortgage Loans
              Group 2
             Category             Number    Principal Balance        Percentage
              1 Month               70          11,074,761.15             2.33%
              2 Month               28           5,983,304.94             1.26%
              3 Month               12           2,625,568.59             0.55%
               Total               110          19,683,634.68             4.14%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

      Bankruptcies
      Group Number              Number of Loans  Principal Balance   Percentage
               1                       2               100,822.79         0.03%
               2                       3               241,524.81         0.05%
          Total                        5               342,347.60         0.04%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              0
Principal Balance of Bankruptcy Loans that are Current                                                0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                25,022.31
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                              75,800.48
Total Number of Bankruptcy Loans                                                                         2
Total Principal Balance of Bankruptcy Loans                                                     100,822.79

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              1
Principal Balance of Bankruptcy Loans that are Current                                          105,926.71
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             135,598.10
Total Number of Bankruptcy Loans                                                                         3
Total Principal Balance of Bankruptcy Loans                                                     241,524.81

      Foreclosures
      Group Number   Number of Loans      Principal Balance    Percentage
              1             22                 3,465,076.93         1.16%
              2             25                 5,145,682.04         1.08%
         Total              47                 8,610,758.97         1.11%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 5
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             638,655.43
Number of Foreclosure Loans that are 3+ Months Delinquent                                               17
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          2,826,421.50
Total Number of Foreclosure Loans                                                                       22
Total Principal Balance of Foreclosure Loans                                                  3,465,076.93

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 4
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             919,688.13
Number of Foreclosure Loans that are 3+ Months Delinquent                                               21
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          4,225,993.91
Total Number of Foreclosure Loans                                                                       25
Total Principal Balance of Foreclosure Loans                                                  5,145,682.04

    REO Properties
     Group Number       Number of Loans  Principal Balance    Percentage
             1                 1                63,629.92          0.02%
             2                 6               374,245.62          0.08%
        Total                  7               437,875.54          0.06%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        1
Principal Balance of REO Loans that are 3+ Months Delinquent                                     63,629.92
Total Number of REO Loans                                                                                1
Total Principal Balance of REO Loans                                                             63,629.92

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        6
Principal Balance of REO Loans that are 3+ Months Delinquent                                    374,245.62
Total Number of REO Loans                                                                                6
Total Principal Balance of REO Loans                                                            374,245.62

 REO Property Scheduled Balance
          Group Number     Loan Number     REO Date  Schedule Principal Balance
                1            116070877   04/01/2006                 63,629.92
                2            113989178   04/01/2006                 91,283.32
                2            126449432   04/01/2006                 72,789.51
                2            127208377   04/01/2006                 71,844.70
                2            127398113   04/01/2006                 61,359.09
                2            132894659   04/01/2006                 61,445.01
                2             81609518   04/01/2006                 15,523.99
              Total                                                437,875.54

  Principal Payoffs by Group occured in this Distribution
      Group Number      Number of Loans       Principal Balance    Percentage
               1               0                  14,626,954.28         4.91%
               2               0                  24,409,689.84         5.13%
          Total                0                  39,036,644.12         5.05%

  Realized Loss Group Report
         Group Number   Current Loss     Cumulative Loss    Ending Balance  Balance of Liquidated Loans  Net Liquidation Proceeds
               1                  0.00          2,040.78    297,604,507.95                        0.00                    0.00
               2                  0.00              0.00    475,853,415.11                        0.00                    0.00
             TOTAL                0.00          2,040.78    773,457,923.06                        0.00                    0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                          0.00
Group 1                                                                                                 0.00
Group 2                                                                                                 0.00

Cumulative Realized Losses - Reduced by Recoveries                                                  2,040.78
Group 1                                                                                             2,040.78
Group 2                                                                                                 0.00

Current Applied Losses                                                                                  0.00
Cumulative Applied Losses                                                                               0.00

Trigger Event                                                                                             NO
TEST I - Trigger Event Occurrence                                                                         NO
(Is Delinquency Percentage > 33.50% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                              2.79937%
33% of of Senior Enhancement Percetage                                                              9.22486%
OR
TEST II - Trigger Event Occurrence                                                                        NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                0.00023%
Required Cumulative Loss %                                                                          0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                          27,646,336.93
Ending Overcollateralization Amount                                                            27,646,336.94
Ending Overcollateralization Deficiency                                                                 0.00
Overcollateralization Release Amount                                                                    0.00
Monthly Excess Interest                                                                         1,462,982.54
Payment to Class C                                                                              1,462,982.54

Certificate Interest Shortfall Detail:
Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                              0.00
Class A-1b                                                                                              0.00
Class A-2                                                                                               0.00
Class A-3                                                                                               0.00
Class A-4                                                                                               0.00
Class A-5                                                                                               0.00
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Interest Carryforward Amount Paid This Period                                                           0.00
Class A-1a                                                                                              0.00
Class A-1b                                                                                              0.00
Class A-2                                                                                               0.00
Class A-3                                                                                               0.00
Class A-4                                                                                               0.00
Class A-5                                                                                               0.00
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Interest Carryforward Amount Occured This Period                                                        0.00
Class A-1a                                                                                              0.00
Class A-1b                                                                                              0.00
Class A-3                                                                                               0.00
Class A-2                                                                                               0.00
Class A-4                                                                                               0.00
Class A-5                                                                                               0.00
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                              0.00
Class A-1b                                                                                              0.00
Class A-2                                                                                               0.00
Class A-3                                                                                               0.00
Class A-4                                                                                               0.00
Class A-5                                                                                               0.00
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Swap Account:
Net Swap Payment Due                                                                               17,385.13
Net Swap Payment Paid                                                                              17,385.13
Net Swap Receipt Due                                                                                    0.00

Beginning Balance                                                                                       0.00
Additions to the Swap Account                                                                      17,385.13
Withdrawals from the Swap Account                                                                  17,385.13
Ending Balance                                                                                          0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                   1,000.00
Additions to the Basis Risk Reserve Fund                                                                0.00
Divident Earnings on the Basis Risk Reserve Fund                                                        0.00
Withdrawals from the Basis Risk Reserve Fund                                                            0.00
Ending Balance                                                                                      1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                              0.00
Class A-1b                                                                                              0.00
Class A-2                                                                                               0.00
Class A-3                                                                                               0.00
Class A-4                                                                                               0.00
Class A-5                                                                                               0.00
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Interest Carryover Amount Paid This Period
Class A-1a                                                                                              0.00
Class A-1b                                                                                              0.00
Class A-2                                                                                               0.00
Class A-3                                                                                               0.00
Class A-4                                                                                               0.00
Class A-5                                                                                               0.00
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Remaining Interest Carryover Amount
Class A-1a                                                                                              0.00
Class A-1b                                                                                              0.00
Class A-2                                                                                               0.00
Class M-1                                                                                               0.00
Class A-3                                                                                               0.00
Class A-4                                                                                               0.00
Class A-5                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                           0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                                   0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                                   0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                    0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                    0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                    0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                   0.00
Prepayment Interest Shortfall Allocated to Class C                                                      0.00

Total Relief Act Interest Shortfall occured this distribution                                           0.00

Relief Act Interest Shortfall Allocated to Class A-1a                                                   0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                                   0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                    0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                    0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                    0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                   0.00
Relief Act Interest Shortfall Allocated to Class C                                                      0.00

Available Net Funds Cap to Libor Certificates                                                       7.523414

One-Month LIBOR for Such Distribution Date                                                          5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                                          5.480000
Class A-1b                                                                                          5.530000
Class A-2                                                                                           5.370000
Class A-3                                                                                           5.430000
Class A-4                                                                                           5.480000
Class A-5                                                                                           5.570000
Class M-1                                                                                           5.600000
Class M-2                                                                                           5.620000
Class M-3                                                                                           5.630000
Class M-4                                                                                           5.670000
Class M-5                                                                                           5.700000
Class M-6                                                                                           5.790000
Class M-7                                                                                           6.190000
Class M-8                                                                                           6.380000
Class M-9                                                                                           7.180000
Class M-10                                                                                          7.330000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Deferred Amount Paid This Period                                                                        0.00
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00
Deferred Amount Occured This Period                                                                     0.00
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Remaining Deferred Amount
Class M-1                                                                                               0.00
Class M-2                                                                                               0.00
Class M-3                                                                                               0.00
Class M-4                                                                                               0.00
Class M-5                                                                                               0.00
Class M-6                                                                                               0.00
Class M-7                                                                                               0.00
Class M-8                                                                                               0.00
Class M-9                                                                                               0.00
Class M-10                                                                                              0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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